Related Party Transactions - Schedule of Amount Due to Related Parties (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Soon Huat Lim [Member]
Schedule of Amounts Due to Related Parties [Line Items]
Amounts due to related parties, non-current	[1]	$ 9,893,301	$ 5,927,012
Poh Kiong Tan [Member]
Schedule of Amounts Due to Related Parties [Line Items]
Amounts due to related parties, non-current	[2]	124,717	125,512
Trident Aliska Digital Tech Ghana Ltd [Member]
Schedule of Amounts Due to Related Parties [Line Items]
Amounts due from a related party	[3]	586,020
Cong Ty Tnhh Trident Digital Tech [Member]
Schedule of Amounts Due to Related Parties [Line Items]
Amounts due to related parties	[4]	48,434	46,976
Related Party [Member]
Schedule of Amounts Due to Related Parties [Line Items]
Amounts due from a related party		586,020
Amounts due to related parties		48,434	46,976
Amounts due to related parties, non-current		$ 10,018,018	$ 6,052,524

[1]	The remaining balance represented loan from this related party for the Group’s daily operation at nil interest rate and a maturity date of December 31, 2027. On June 30, 2026, the Company entered into a share subscription agreement with Mr. Soon Huat Lim, to convert approximately $8.0 million of outstanding indebtedness into 901,408,450 restricted Class B Ordinary Shares at a conversion price of $0.008875 per share.
[2]	The balance represented loan from this related party for the Group’s daily operation at nil interest, and expense paid on behalf of the Group, with a maturity date of December 31, 2027.
[3]	Trident Aliska Digital Tech Ghana Ltd was incorporated on December 15, 2025 in Accra, Ghana, which is 50% held by the Company. It is a private limited company engaged in information communication technology, including software and application development, technology development services, and technology-related investment and services. The balance represented a payment made on behalf of this related party of $905,037, less the share of loss from equity method investment of $319,017.
[4]	The balance represented service payable to this related party, and the maturity date was December 31, 2026.